Intangibles and other assets (Schedule of detailed information about intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Balance, beginning of year	$ 4,162
Balance, end of year	5,027	$ 4,162
Cost [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance, beginning of year	18,557	19,169
Additions	2,325	590
Disposals	(96)	0
Effects of movement in exchange rates	752	(1,202)
Balance, end of year	21,538	18,557
Accumulated amortization [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance, beginning of year	14,395	13,594
Additions	1,606	1,793
Disposals	(96)	0
Effects of movement in exchange rates	606	(992)
Balance, end of year	$ 16,511	$ 14,395